Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2023

Investments		Geographic Region	Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f)(g) - 75.2%
Apollo Hybrid Value Fund, L.P. (a)		Americas		$ 13,323,691	15,162,646	10.4%		$ 1,838,955
Apollo Investment Fund X L.P. (a)		Americas		1,777,626	1,733,592	1.2		(44,034)
Bain Capital Special Situations Asia, L.P. (a)(h)		Asia		3,707,007	4,599,713	3.1		892,706
Blackstone Partners VII LP (a)		Americas		1,931,771	2,250,563	1.5		468,544
Bridge Debt Strategies Fund II LP (a)		Americas		877,774	831,120	0.6		(46,654)
Carlyle Direct Alternative Opportunities Fund II (a)		Americas		2,598,490	2,762,100	1.9		163,610
Carlyle Partners VIII, L.P. (a)		Americas		5,359,256	5,042,808	3.5		(316,448)
Ellington Mortgage Recovery Fund II, L.P. (a)		Americas		3,104,826	3,727,996	2.5		623,170
Ellington Private Opportunities Partners II LP (a)(d)		Americas		10	4,030,203	2.8		4,030,192
Ellington Private Opportunities Partners III LP (a)		Americas		2,238,000	2,439,613	1.7		201,613
Guggenheim Private Debt Fund 2.0, LLC (a)		Americas		1,096,501	350,693	0.2		(745,808)
KKR Americas Fund XII L.P. (a)		Americas		1,635,128	2,502,098	1.7		866,970
KKR Asian Fund III L.P. (a)		Asia		2,717,088	3,641,658	2.5		924,570
KKR European Fund V (a)		Europe		2,897,950	3,047,100	2.1		149,150
KKR Indigo Equity Partners (a)		Americas		1,948,596	1,932,456	1.3		(16,140)
KKR North America Fund XI L.P. (a)		Americas		5,503,649	3,336,833	2.3		(2,166,816)
KKR North America Fund XIII L.P. (a)		Americas		1,817,102	1,923,810	1.3		106,708
Mount Yale Private Equity Fund, LP (a)(c)		Americas		10,190	141,652	0.1		131,462
MYPE Investment Partners L.P. (a)		Americas		4,396,803	6,816,247	4.7		2,419,445
Nuveen Churchill Direct Lending Corp. (a)		Americas		7,500,000	7,304,617	5.0		(195,383)
Silver Lake Alpine II, L.P. (a)		Americas		2,538,719	2,982,241	2.0		443,522
Silver Lake Partners VII, L.P. (a)		Americas		1,885,796	1,992,462	1.4		106,667
TPG Healthcare Partners, L.P. (a)		Americas		4,511,133	5,616,976	3.8		1,105,843
TPG Partners VIII, L.P. (a)		Americas		6,368,627	9,309,765	6.4		2,941,138
TPG Partners IX L.P. (a)		Americas		2,510,835	2,560,110	1.8		49,275
Warburg Pincus Global Growth, L.P. (a)		Global		8,594,500	12,249,428	8.4		4,765,194
Warburg Pincus Global Growth 14, L.P. (a)		Global		1,175,000	1,497,860	1.0		380,085
TOTAL PRIVATE FUNDS				$ 92,026,068	$ 109,786,360	75.2%		$ 19,077,536

BUSINESS DEVELOPMENT COMPANIES - 4.0%
Ares Capital Corporation		Americas	290,234	5,604,012	5,813,387	4.0%		209,375
TOTAL BUSINESS DEVELOPMENT COMPANIES				$ 5,604,012	$ 5,813,387	4.0%		$ 209,375

EXCHANGE-TRADED FUNDS - 7.8%
FIXED INCOME - 7.8%
Invesco Senior Loan ETF		Americas	267,072	5,625,872	5,656,585	3.9%		30,713
SPDR Blackstone Senior Loan ETF		Americas	134,866	5,629,388	5,654,931	3.9		25,543
TOTAL EXCHNAGE-TRADED FUNDS				$ 11,255,260	$ 11,311,516	7.8%		$ 56,256

MUTUAL FUNDS - 10.4%
OPEN END FUNDS - 10.4%
Credit Suisse Floating Rate High Income Fund Institutional Class		Americas	890,661	5,724,266	5,673,511	3.9%		(50,755)
Deer Park Total Return Credit Fund - Class I (c)		Americas	439,788	4,237,717	3,861,339	2.7		(376,378)
PIMCO Real Return Fund - Institutional Class		Americas	2	22	19	0.0	(i)	(3)
Princeton Premium Fund - Class I (c)		Americas	466,191	5,620,802	5,608,282	3.8		(12,520)
TOTAL MUTUAL FUNDS				$ 15,582,807	$ 15,143,151	10.4%		$ (439,656)

SHORT TERM INVESTMENT - 5.4%
First American Government Obligations Fund - Class X 5.28% (e)(f)			7,949,647	7,949,647	7,949,647	5.4%
TOTAL SHORT TERM INVESTMENT				$ 7,949,647	$ 7,949,647	5.4%

TOTAL INVESTMENTS - 102.8% (Cost - $132,417,794)					$150,004,061
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%					(4,051,060)
NET ASSETS - 100.0%					$ 145,953,001

ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt
(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2023.
(f)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(g)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of December 31, 2023.
(h)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(i)	Percentage rounds to less than 0.1%.